Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	SABRE CORP
Entity Central Index Key	0001597033
Document Type	8-K/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A has been filed solely to correct the dates of the Reports of Independent Registered Public Accounting Firm included in Part II, Item 8, Financial Statements and Supplementary Data of Exhibit 99.1 to the Current Report on Form 8-K filed with the Securities and Exchange commission on May 2, 2018.